Financial Derivatives (Total Derivatives) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Derivative, Notional Amount	$ 443,379	$ 394,447
Derivative Asset, Fair Value	3,502	2,081
Derivative Liability, Fair Value	2,019	2,290
Derivative Asset, Fair Value Offset Amount	690	688
Derivative Asset, Cash Collateral	616	341
Derivative Asset, Net Fair Value	2,196	1,052
Derivative Liability, Fair Value Offset Amount	690	688
Derivative Liability, Cash Collateral	790	539
Derivative Liability, Net Fair Value	539	1,063
Commodity Contracts
Derivative [Line Items]
Derivative Asset, Fair Value	306	311
Derivative Liability, Fair Value	301	305
Derivative Asset, Cash Collateral	18	210
Derivative Liability, Cash Collateral	17	17
Foreign Exchange And Other Contract
Derivative [Line Items]
Derivative Asset, Fair Value	213	269
Derivative Liability, Fair Value	425	465
Derivative Asset, Cash Collateral	5	14
Derivative Liability, Cash Collateral	81	33
Designated as Hedging Instrument
Derivative [Line Items]
Derivative, Notional Amount	55,407	49,268
Derivative Asset, Fair Value	6	8
Derivative Liability, Fair Value	6	10
Designated as Hedging Instrument | Fair Value Hedging | Interest Rate Contract
Derivative [Line Items]
Derivative, Notional Amount	30,663	30,919
Derivative Asset, Fair Value		7
Derivative Liability, Fair Value
Designated as Hedging Instrument | Cash Flow Hedging | Interest Rate Contract
Derivative [Line Items]
Derivative, Notional Amount	23,642	17,337
Derivative Asset, Fair Value	6	1
Derivative Liability, Fair Value
Designated as Hedging Instrument | Net Investment Hedging | Foreign Exchange Contract
Derivative [Line Items]
Derivative, Notional Amount	1,102	1,012
Derivative Asset, Fair Value
Derivative Liability, Fair Value	6	10
Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative, Notional Amount	387,972	345,179
Derivative Asset, Fair Value	3,496	2,073
Derivative Liability, Fair Value	2,013	2,280
Not Designated as Hedging Instrument | Mortgage Banking | Interest Rate Contract
Derivative [Line Items]
Derivative, Notional Amount	66,366	66,022
Derivative Asset, Fair Value	93	57
Derivative Liability, Fair Value	67	45
Not Designated as Hedging Instrument | Mortgage Banking | Swap | Interest Rate Contract
Derivative [Line Items]
Derivative, Notional Amount	52,007	43,084
Derivative Asset, Fair Value	1
Derivative Liability, Fair Value		3
Not Designated as Hedging Instrument | Mortgage Banking | Future | Interest Rate Contract
Derivative [Line Items]
Derivative, Notional Amount	3,487	10,658
Not Designated as Hedging Instrument | Mortgage Banking | Mortgage Commitment | Interest Rate Contract
Derivative [Line Items]
Derivative, Notional Amount	7,738	5,771
Derivative Asset, Fair Value	60	47
Derivative Liability, Fair Value	44	39
Not Designated as Hedging Instrument | Mortgage Banking | Other Contract | Interest Rate Contract
Derivative [Line Items]
Derivative, Notional Amount	3,134	6,509
Derivative Asset, Fair Value	32	10
Derivative Liability, Fair Value	23	3
Not Designated as Hedging Instrument | Customer Contracts
Derivative [Line Items]
Derivative, Notional Amount	311,405	271,249
Derivative Asset, Fair Value	3,394	1,941
Derivative Liability, Fair Value	1,689	1,972
Not Designated as Hedging Instrument | Customer Contracts | Interest Rate Contract
Derivative [Line Items]
Derivative, Notional Amount	274,878	241,765
Derivative Asset, Fair Value	2,884	1,436
Derivative Liability, Fair Value	1,226	1,475
Not Designated as Hedging Instrument | Customer Contracts | Commodity Contracts
Derivative [Line Items]
Derivative, Notional Amount	9,407	6,231
Derivative Asset, Fair Value	306	311
Derivative Liability, Fair Value	301	305
Not Designated as Hedging Instrument | Customer Contracts | Foreign Exchange And Other Contract
Derivative [Line Items]
Derivative, Notional Amount	27,120	23,253
Derivative Asset, Fair Value	204	194
Derivative Liability, Fair Value	162	192
Not Designated as Hedging Instrument | Customer Contracts | Swap | Interest Rate Contract
Derivative [Line Items]
Derivative, Notional Amount	249,075	218,496
Derivative Asset, Fair Value	2,769	1,352
Derivative Liability, Fair Value	1,187	1,432
Not Designated as Hedging Instrument | Customer Contracts | Swap | Commodity Contracts
Derivative [Line Items]
Derivative, Notional Amount	5,204	4,813
Derivative Asset, Fair Value	234	244
Derivative Liability, Fair Value	229	238
Not Designated as Hedging Instrument | Customer Contracts | Future | Interest Rate Contract
Derivative [Line Items]
Derivative, Notional Amount	703	914
Not Designated as Hedging Instrument | Customer Contracts | Mortgage Commitment | Interest Rate Contract
Derivative [Line Items]
Derivative, Notional Amount	3,721	2,246
Derivative Asset, Fair Value	2	7
Derivative Liability, Fair Value	6	10
Not Designated as Hedging Instrument | Customer Contracts | Other Contract | Interest Rate Contract
Derivative [Line Items]
Derivative, Notional Amount	21,379	20,109
Derivative Asset, Fair Value	113	77
Derivative Liability, Fair Value	33	33
Not Designated as Hedging Instrument | Customer Contracts | Other Contract | Commodity Contracts
Derivative [Line Items]
Derivative, Notional Amount	4,203	1,418
Derivative Asset, Fair Value	72	67
Derivative Liability, Fair Value	72	67
Not Designated as Hedging Instrument | Other Risk Management Activity | Foreign Exchange And Other Contract
Derivative [Line Items]
Derivative, Notional Amount	10,201	7,908
Derivative Asset, Fair Value	9	75
Derivative Liability, Fair Value	$ 257	$ 263